SCHEDULE OF FAIR VALUE MEASUREMENT (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Fair value beginning balance	$ 94,932,000	$ 39,297,000
Initial fair value at issuance		4,000,000
Accrued interest expense	159,305	1,206,697
Change in fair value	(48,468,678)	50,428,303
Derecognition upon conversion of convertible promissory notes	(46,622,627)
Fair value beginning balance		$ 94,932,000